FLOW THROUGH LIABILITY (Details Narrative)	12 Months Ended
Mar. 31, 2024 CAD ($) $ / shares shares
FLOW THROUGH LIABILITY
Common shares issue | shares	15,384,615
Flow-through premium liability outstanding | shares	769,231
Shares price per shares | $ / shares	$ 0.13
Gross proceeds from flow-through shares | $	$ 2,000,000
Flow through premium liability | $	$ 769,231